Investment in Limited Partnership and Other Investments	12 Months Ended
Dec. 31, 2021
Investment In Debt Security [Abstract]
INVESTMENT IN LIMITED PARTNERSHIP AND OTHER INVESTMENTS

Note 9 — INVESTMENT IN LIMITED PARTNERSHIP AND OTHER INVESTMENTS

During the year end December 31, 2020, the Group invested, as a limited partner, $15,962,799 (RMB101,724,531) into a Limited partnership (“LP”), which invests the funds in debt securities of private companies. Pursuant to the agreement, the LP’s investment in debt securities have a fixed interest rate of 8% starting in August 2020 for a term of 5 years. The interest is due on an annual basis. The Group values its investment in the LP at amortized cost and classified it as long-term according to the underlying debt contractual maturities. As of December 31, 2021, the carrying value of this investment was $16,207,152, consisting of the principal balance of $15,962,799 and interest receivable of $244,353. As of December 31, 2020, the carrying value of this investment was $15,736,927, consisting of the principal balance of $15,589,966 (or RMB101,724,531) and interest receivable of $146,961. For the year ended December 31, 2021 and 2020, the Group recognized interest income from investment $892,308 and $146,961, respectively. For the years ended December 31, 2021 and 2020, the Group received cash distributions of $799,569 and nil, respectively. For the years ended December 31, 2021 and, 2020, the Group did not recognize any impairment loss for the investment in the LP.